Trade receivables, net - Schedule of ECL Allowance (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Within 1 year [Member]
Trade receivables
Expected loss rate	4.90%	11.10%
Within 1 year [Member] | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 8,156	¥ 67,843
Within 1 year [Member] | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 398	¥ 7,536
1-2 years [Member]
Trade receivables
Expected loss rate	33.90%	28.00%
1-2 years [Member] | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 16,567	¥ 21,615
1-2 years [Member] | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 5,616	¥ 6,047
2-3 years [Member]
Trade receivables
Expected loss rate	61.70%	49.20%
2-3 years [Member] | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 7,844	¥ 5,992
2-3 years [Member] | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 4,839	¥ 2,947
Over 3 years [Member]
Trade receivables
Expected loss rate	100.00%	100.00%
Over 3 years [Member] | Gross carrying amount [member]
Trade receivables
Financial assets	¥ 1,280	¥ 329
Over 3 years [Member] | Accumulated impairment [member]
Trade receivables
Financial assets	¥ 1,280	¥ 329